Pension and other post-employment benefits - Summary of changes in the net defined benefit assets/liability remeasurement reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [table]
Opening balance	€ (307)	€ (336)
Remeasurement of plan assets	2	246
Actuarial gains and losses arising from changes in demographic assumptions	5	(4)
Actuarial gains and losses	122	(190)
Taxation and Exchange rate differences	(34)	(24)
Total Other comprehensive income movement for the year	95	28	€ 58
Closing balance	€ (212)	€ (307)	€ (336)